RELATED PARTY TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2015	USD ($) shares	CAD / shares
Related Party Transactions 1	$ 201,097
Related Party Transactions 2	144,394
Related Party Transactions 3	$ 225,365
Related Party Transactions 4	50.00%
Related Party Transactions 5	$ 100,548
Related Party Transactions 6	72,197
Related Party Transactions 7	112,683
Related Party Transactions 8	51,096
Related Party Transactions 9	28,974
Related Party Transactions 10	0
Related Party Transactions 11	10,000
Related Party Transactions 12	97,493
Related Party Transactions 13	97,493
Related Party Transactions 14	$ 0
Related Party Transactions 15 | shares	1,231,000
Related Party Transactions 16 | CAD / shares		CAD 0.15
Related Party Transactions 17 | shares	424,000
Related Party Transactions 18 | CAD / shares		0.225
Related Party Transactions 19 | shares	2,147,000
Related Party Transactions 20 | CAD / shares		CAD 0.50